Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of Revenue	¥ 174,208	$ 24,537	¥ 183,199	¥ 143,716
Selling and marketing expense	247,711	34,889	370,294	303,096
General and administrative expenses	437,821	61,666	568,284	490,256
Related Party Income	537,435	75,696	563,238	507,862
Related Party [Member]
Cost of Revenue	18	$ 3	0	208
Selling and marketing expense	0		201	235
General and administrative expenses	0		0	1,752
Related Party Income	¥ 0		¥ 0	¥ 628